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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                         Pioneer Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Select Mid Cap Growth Fund

 Schedule of Investments 2/28/14

 Shares

 Value

 COMMON STOCKS - 99.6%

 Energy - 7.6%

 Oil & Gas Equipment & Services - 0.4%

 218,193

 Basic Energy Services, Inc. *

 $

 5,203,903

 Oil & Gas Exploration & Production - 5.4%

 669,407

 Cabot Oil & Gas Corp.

 $

 23,429,245

 51,008

 Cimarex Energy Co.

 5,902,136

 24,647

 EQT Corp.

 2,521,142

 278,367

 Goodrich Petroleum Corp. *

 3,791,359

 217,030

 Gulfport Energy Corp. *

 14,345,683

 111,730

 Laredo Petroleum, Inc. *

 2,915,036

 582,110

 Penn Virginia Corp. *

 8,818,966

 195,419

 Rice Energy, Inc.

 4,690,056

 $

 66,413,623

 Oil & Gas Refining & Marketing - 1.3%

 142,620

 Delek US Holdings, Inc.

 $

 3,959,131

 135,575

 Marathon Petroleum Corp. *

 11,388,300

 $

 15,347,431

 Oil & Gas Storage & Transportation - 0.5%

 87,042

 SemGroup Corp.

 $

 5,859,667

 Total Energy

 $

 92,824,624

 Materials - 5.9%

 Commodity Chemicals - 1.2%

 99,593

 Methanex Corp.

 $

 7,004,376

 58,763

 Westlake Chemical Corp.

 7,834,871

 $

 14,839,247

 Industrial Gases - 0.3%

 36,814

 Airgas, Inc.

 $

 3,968,549

 Specialty Chemicals - 1.6%

 305,228

 Flotek Industries, Inc. *

 $

 7,768,053

 109,786

 WR Grace & Co. *

 11,125,713

 $

 18,893,766

 Construction Materials - 1.0%

 105,091

 Eagle Materials, Inc.

 $

 9,290,044

 27,162

 Martin Marietta Materials, Inc.

 3,313,221

 $

 12,603,265

 Paper Packaging - 0.6%

 63,472

 Rock-Tenn Co.

 $

 7,084,745

 Paper Products - 1.2%

 72,009

 Domtar Corp.

 $

 7,977,157

 211,047

 KapStone Paper and Packaging Corp.

 6,709,184

 $

 14,686,341

 Total Materials

 $

 72,075,913

 Capital Goods - 5.6%

 Aerospace & Defense - 0.5%

 65,836

 B/E Aerospace, Inc. *

 $

 5,546,683

 Building Products - 0.3%

 88,181

 Fortune Brands Home & Security, Inc.

 $

 4,121,580

 Construction & Engineering - 1.0%

 45,104

 Chicago Bridge & Iron Co. NV

 $

 3,797,306

 293,186

 Furmanite Corp. *

 3,471,322

 122,128

 Quanta Services, Inc. *

 4,300,127

 $

 11,568,755

 Electrical Components & Equipment - 0.4%

 38,019

 Roper Industries, Inc.

 $

 5,156,137

 Construction & Farm Machinery & Heavy Trucks - 1.2%

 149,834

 Terex Corp. *

 $

 6,672,108

 272,476

 The Manitowoc Co., Inc.

 8,430,407

 $

 15,102,515

 Industrial Machinery - 1.7%

 54,506

 Chart Industries, Inc. *

 $

 4,554,521

 132,499

 Ingersoll-Rand Plc

 8,100,989

 105,042

 Lincoln Electric Holdings, Inc.

 7,874,999

 $

 20,530,509

 Trading Companies & Distributors - 0.5%

 22,311

 WW Grainger, Inc.

 $

 5,689,751

 Total Capital Goods

 $

 67,715,930

 Commercial Services & Supplies - 4.9%

 Environmental & Facilities Services - 0.5%

 51,112

 Stericycle, Inc. *

 $

 5,826,768

 Diversified Support Services - 1.6%

 113,727

 Healthcare Services Group, Inc.

 $

 3,062,668

 133,287

 Mobile Mini, Inc. *

 5,999,248

 111,578

 United Rentals, Inc. *

 9,856,801

 $

 18,918,717

 Human Resource & Employment Services - 1.9%

 136,892

 Towers Watson & Co.

 $

 14,934,917

 138,935

 WageWorks, Inc. *

 8,218,005

 $

 23,152,922

 Research & Consulting Services - 0.9%

 144,633

 Mistras Group, Inc. *

 $

 3,187,711

 69,393

 The Advisory Board Co. *

 4,446,703

 59,667

 Verisk Analytics, Inc. *

 3,801,683

 $

 11,436,097

 Total Commercial Services & Supplies

 $

 59,334,504

 Transportation - 5.4%

 Airlines - 4.0%

 519,959

 American Airlines Group, Inc.

 $

 19,202,086

 65,719

 Copa Holdings SA

 8,902,296

 376,807

 Delta Air Lines, Inc.

 12,513,760

 166,369

 United Continental Holdings, Inc. *

 7,479,950

 $

 48,098,092

 Marine - 1.0%

 789,838

 Diana Shipping, Inc. *

 $

 10,283,691

 238,363

 Safe Bulkers, Inc.

 2,440,837

 $

 12,724,528

 Railroads - 0.4%

 48,589

 Kansas City Southern

 $

 4,563,479

 Total Transportation

 $

 65,386,099

 Automobiles & Components - 2.4%

 Auto Parts & Equipment - 1.6%

 237,367

 Lear Corp.

 $

 19,274,200

 Automobile Manufacturers - 0.1%

 4,851

 Tesla Motors, Inc. *

 $

 1,187,573

 Motorcycle Manufacturers - 0.7%

 136,316

 Harley-Davidson, Inc.

 $

 9,005,035

 Total Automobiles & Components

 $

 29,466,808

 Consumer Durables & Apparel - 4.7%

 Home Furnishings - 0.6%

 52,429

 Mohawk Industries, Inc. *

 $

 7,420,276

 Homebuilding - 0.4%

 114,352

 Lennar Corp.

 $

 5,017,766

 Household Appliances - 0.4%

 35,729

 Whirlpool Corp.

 $

 5,167,485

 Apparel, Accessories & Luxury Goods - 3.3%

 53,636

 Carter's, Inc.

 $

 4,040,400

 110,905

 G-III Apparel Group, Ltd. *

 7,706,788

 159,700

 Hanesbrands, Inc.

 11,702,816

 161,853

 Kate Spade & Co.

 5,538,610

 65,261

 Michael Kors Holdings, Ltd. *

 6,397,536

 33,843

 PVH Corp.

 4,278,770

 $

 39,664,920

 Total Consumer Durables & Apparel

 $

 57,270,447

 Consumer Services - 4.9%

 Casinos & Gaming - 1.8%

 155,482

 Las Vegas Sands Corp.

 $

 13,254,840

 190,606

 Melco Crown Entertainment, Ltd. (A.D.R.) *

 8,180,810

 $

 21,435,650

 Hotels, Resorts & Cruise Lines - 0.8%

 300,926

 Norwegian Cruise Line Holdings, Ltd. *

 $

 10,312,734

 Restaurants - 1.1%

 17,189

 Chipotle Mexican Grill, Inc. *

 $

 9,715,395

 71,266

 Dunkin' Brands Group, Inc. *

 3,682,314

 $

 13,397,709

 Specialized Consumer Services - 1.2%

 302,512

 H&R Block, Inc.

 $

 9,571,480

 249,924

 LifeLock, Inc. *

 4,975,987

 $

 14,547,467

 Total Consumer Services

 $

 59,693,560

 Media - 1.4%

 Broadcasting - 0.6%

 90,340

 Discovery Communications, Inc. *

 $

 7,527,129

 Cable & Satellite - 0.8%

 103,391

 Liberty Global Plc *

 $

 8,948,491

 Total Media

 $

 16,475,620

 Retailing - 8.8%

 Distributors - 0.4%

 187,715

 LKQ Corp. *

 $

 5,235,371

 Internet Retail - 2.4%

 246,442

 HomeAway, Inc. *

 $

 11,304,295

 15,839

 Netflix, Inc. *

 7,058,334

 8,470

 priceline.com, Inc. *

 11,424,675

 $

 29,787,304

 General Merchandise Stores - 1.4%

 97,527

 Dollar General Corp. *

 $

 5,841,867

 199,551

 Dollar Tree, Inc. *

 10,929,408

 $

 16,771,275

 Apparel Retail - 1.5%

 136,664

 Ross Stores, Inc.

 $

 9,949,139

 134,367

 The TJX Companies, Inc.

 8,258,196

 $

 18,207,335

 Home Improvement Retail - 0.7%

 163,657

 Lowe's Companies, Inc.

 $

 8,187,760

 Specialty Stores - 1.3%

 101,663

 Dick's Sporting Goods, Inc. *

 $

 5,456,253

 147,358

 Tractor Supply Co. *

 10,397,580

 $

 15,853,833

 Automotive Retail - 1.1%

 7,894

 AutoZone, Inc. *

 $

 4,250,445

 193,492

 CarMax, Inc. *

 9,370,818

 $

 13,621,263

 Total Retailing

 $

 107,664,141

 Food & Staples Retailing - 0.9%

 Food Retail - 0.9%

 84,443

 Natural Grocers by Vitamin Cottage, Inc. *

 $

 3,440,208

 133,348

 Whole Foods Market, Inc.

 7,207,459

 $

 10,647,667

 Total Food & Staples Retailing

 $

 10,647,667

 Food, Beverage & Tobacco - 3.4%

 Distillers & Vintners - 0.8%

 120,849

 Constellation Brands, Inc. *

 $

 9,792,394

 Soft Drinks - 0.9%

 152,115

 Monster Beverage Corp. *

 $

 11,256,510

 Packaged Foods & Meats - 1.7%

 181,853

 Green Mountain Coffee Roasters, Inc. *

 $

 19,963,822

 Total Food, Beverage & Tobacco

 $

 41,012,726

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 43,479

 Nu Skin Enterprises, Inc.

 $

 3,631,366

 Total Household & Personal Products

 $

 3,631,366

 Health Care Equipment & Services - 5.4%

 Health Care Equipment - 1.8%

 210,892

 Edwards Lifesciences Corp. *

 $

 14,711,826

 310,692

 Masimo Corp.

 7,938,181

 $

 22,650,007

 Health Care Supplies - 1.2%

 169,057

 Align Technology, Inc. *

 $

 8,846,753

 401,419

 Endologix, Inc. *

 5,419,156

 $

 14,265,909

 Health Care Services - 1.3%

 351,655

 Catamaran Corp. *

 $

 15,852,607

 Health Care Facilities - 0.5%

 182,865

 Brookdale Senior Living, Inc. *

 $

 6,133,292

 Managed Health Care - 0.6%

 110,293

 WellCare Health Plans, Inc. *

 $

 6,818,313

 Total Health Care Equipment & Services

 $

 65,720,128

 Pharmaceuticals, Biotechnology & Life Sciences - 9.8%

 Biotechnology - 3.3%

 151,704

 Alkermes Plc *

 $

 7,383,434

 116,267

 Cubist Pharmaceuticals, Inc. *

 9,245,552

 391,536

 Neurocrine Biosciences, Inc. *

 6,902,780

 251,939

 NPS Pharmaceuticals, Inc. *

 8,812,826

 104,723

 Vertex Pharmaceuticals, Inc. *

 8,467,902

 $

 40,812,494

 Pharmaceuticals - 4.8%

 92,456

 Actavis plc *

 $

 20,416,134

 78,908

 Jazz Pharmaceuticals Plc *

 11,989,676

 126,768

 Salix Pharmaceuticals, Ltd. *

 13,680,803

 71,486

 Shire Plc (A.D.R.)

 11,805,913

 $

 57,892,526

 Life Sciences Tools & Services - 1.7%

 272,536

 Bruker Corp. *

 $

 6,197,469

 128,899

 Charles River Laboratories International, Inc. *

 7,657,890

 42,952

 Illumina, Inc. *

 7,365,838

 $

 21,221,197

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 119,926,217

 Banks - 1.2%

 Regional Banks - 1.2%

 173,490

 BankUnited, Inc. *

 $

 5,808,445

 70,913

 Signature Bank *

 9,284,639

 $

 15,093,084

 Total Banks

 $

 15,093,084

 Diversified Financials - 4.1%

 Specialized Finance - 1.0%

 325,703

 The NASDAQ OMX Group, Inc.

 $

 12,503,738

 Consumer Finance - 0.7%

 146,381

 Discover Financial Services, Inc.

 $

 8,399,342

 Asset Management & Custody Banks - 1.9%

 49,902

 Affiliated Managers Group, Inc. *

 $

 9,384,071

 266,649

 Blackstone Group LP

 8,892,744

 94,800

 Financial Engines, Inc.

 5,357,148

 $

 23,633,963

 Investment Banking & Brokerage - 0.5%

 194,947

 Morgan Stanley Co.

 $

 6,004,368

 Total Diversified Financials

 $

 50,541,411

 Insurance - 0.5%

 Insurance Brokers - 0.5%

 71,727

 Aon Plc *

 $

 6,139,831

 Total Insurance

 $

 6,139,831

 Real Estate - 0.9%

 Specialized REIT - 0.9%

 356,630

 Weyerhaeuser Co.

 $

 10,524,151

 Total Real Estate

 $

 10,524,151

 Software & Services - 13.8%

 Internet Software & Services - 6.0%

 297,247

 Akamai Technologies, Inc. *

 $

 18,170,709

 66,539

 CoStar Group, Inc. *

 13,377,001

 128,614

 eBay, Inc. *

 7,558,645

 123,170

 Facebook, Inc. *

 8,432,218

 10,207

 Google, Inc. *

 12,408,140

 40,432

 LinkedIn Corp. *

 8,249,745

 133,454

 Pandora Media, Inc. *

 4,993,849

 $

 73,190,307

 IT Consulting & Other Services - 0.4%

 73,966

 Gartner, Inc. *

 $

 5,145,075

 Data Processing & Outsourced Services - 2.5%

 28,767

 Alliance Data Systems Corp. *

 $

 8,201,759

 84,463

 MasterCard, Inc.

 6,564,464

 233,473

 Vantiv, Inc. *

 7,431,446

 86,040

 WEX, Inc. *

 8,330,393

 $

 30,528,062

 Application Software - 3.6%

 125,214

 Aspen Technology, Inc. *

 $

 5,878,797

 494,566

 Cadence Design Systems, Inc. *

 7,581,697

 132,604

 Guidewire Software, Inc. *

 7,108,900

 122,624

 Qlik Technologies, Inc. *

 3,740,032

 131,402

 Salesforce.com, Inc. *

 8,195,543

 75,876

 Splunk, Inc. *

 7,037,499

 102,469

 SS&C Technologies Holdings, Inc. *

 3,963,501

 $

 43,505,969

 Systems Software - 1.3%

 114,237

 ServiceNow, Inc. *

 $

 7,774,970

 79,479

 VMware, Inc. *

 7,633,958

 $

 15,408,928

 Total Software & Services

 $

 167,778,341

 Technology Hardware & Equipment - 2.2%

 Communications Equipment - 1.5%

 131,324

 F5 Networks, Inc. *

 $

 14,752,938

 162,074

 Finisar Corp. *

 3,841,154

 $

 18,594,092

 Computer Hardware - 0.7%

 64,447

 Stratasys, Ltd. *

 $

 8,193,147

 Total Technology Hardware & Equipment

 $

 26,787,239

 Semiconductors & Semiconductor Equipment - 3.6%

 Semiconductors - 3.6%

 165,333

 Avago Technologies, Ltd.

 $

 10,201,046

 89,469

 Cree, Inc. *

 5,496,081

 255,752

 Skyworks Solutions, Inc. *

 9,068,966

 143,588

 Synaptics, Inc. *

 9,338,964

 187,149

 Xilinx, Inc.

 9,769,178

 $

 43,874,235

 Total Semiconductors & Semiconductor Equipment

 $

 43,874,235

 Telecommunication Services - 1.5%

 Wireless Telecommunication Services - 1.5%

 127,147

 Crown Castle International Corp. *

 $

 9,650,457

 94,971

 SBA Communications Corp. *

 9,038,390

 $

 18,688,847

 Total Telecommunication Services

 $

 18,688,847

 Utilities - 0.4%

 Gas Utilities - 0.2%

 39,489

 National Fuel Gas Co.

 $

 2,966,414

 Multi-Utilities - 0.2%

 34,589

 Dominion Resources, Inc./VA

 $

 2,400,477

 Total Utilities

 $

 5,366,891

 TOTAL COMMON STOCKS

 (Cost $871,677,962)

 $

 1,213,639,780

 Principal Amount ($)

 S&P/Moody's

 Ratings

 (unaudited)

 CORPORATE BONDS - 0.2%

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.2%

 2,365,000

 NR/NR

 American Energy - Utica LLC, 3.5%, 3/1/21 (144A)

 $

 2,338,039

 Total Diversified Financials

 $

 2,338,039

 TOTAL CORPORATE BONDS

 (Cost $2,365,000)

 $

 2,338,039

 TOTAL INVESTMENT IN SECURITIES - 99.8%

 (Cost $874,042,962) (a)

 $

 1,215,977,819

 OTHER ASSETS & LIABILITIES - 0.2%

 $

 1,915,086

 TOTAL NET ASSETS - 100.0%

 $

 1,217,892,905

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (A.D.R.)

 American Depositary Receipts.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At February 28, 2014, the value of these securities amounted to $2,338,039 or 0.2% of total net assets.

 REIT

 Real Estate Investment Trust.

 (a)

 At February 28, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $875,595,990 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 348,362,962

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (7,981,133)

 Net unrealized appreciation

 $

 340,381,829

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of February 28, 2014, in valuing the Funds's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,213,639,780

$
-

$
-

$
1,213,639,780

 Corporate Bonds

-

2,338,039

-

2,338,039

 Total

$
1,213,639,780

$
2,338,039

$
-

$
1,215,977,819

 During the period endedFebruary 28, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust II By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 29, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 29, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date April 29, 2014 * Print the name and title of each signing officer under his or her signature.